SCHEDULE OF DUE FROM RELATED PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 1,286	$ 1,316
Liping huang [member]
IfrsStatementLineItems [Line Items]
Total	489	500
Lei Deng [member]
IfrsStatementLineItems [Line Items]
Total	270	277
Xiaorong Yang [member]
IfrsStatementLineItems [Line Items]
Total	$ 527	$ 539